Keystone Private Income Fund

Schedule of Investments

June 30, 2023 (Unaudited)

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 100.9%
	Corporate Finance - 26.9%
$19,423,204	Bigfoot Capital SPV1, LLC[1,2]	11.75%	6/1/2025	1/15/2021	$19,326,970	$19,271,096
62,895,015	FilmRise Acquisitions, LLC[1,2]	13.50%	9/17/2025	7/1/2020	62,895,015	63,445,140
14,067,065	FVP Funding I, LLC[1,2]	12.00%	2/6/2027	2/7/2022	14,067,065	14,193,855
13,256,263	FVP Funding II, LLC[1,2]	12.00%	10/12/2027	10/12/2022	13,256,263	13,708,226
13,800,000	Hall Labs, LLC[1,2]	14.50%	12/31/2023	8/11/2021	13,800,000	13,732,271
5,813,533	iApartments, Inc.[1,2,4]	16.50% PIK	5/18/2030	5/18/2023	5,728,030	5,728,030
6,506,480	Joshua Tree Holdings, LLC,[1,2]	12.00%	4/30/2024	5/5/2023	6,506,480	6,506,480
32,823,928	Loop Inc.[1,2,9]	14.25%	6/14/2025	5/17/2022	32,300,184	33,098,637
24,619,544	Metropolitan Partners Fund VII, LP1,2	13.00% PIK	3/3/2026	3/3/2023	24,619,544	24,619,544
10,892,997	Onward Partners, LLC[1,2]	15.00%	6/17/2026	6/18/2021	10,789,272	10,481,691
2,474,763	Paradise Cruise Line Intermediate Holdings, LLC[1,2]	12.00%	4/1/2024	4/1/2021	2,468,395	2,468,395
25,000,000	SE1 Generation ABM Holdings, LLC[1,2]	12.00%	6/8/2024	6/8/2022	25,000,000	24,920,505
10,000,000	Vantage Borrower SPV, LLC[1,2]	11.00%	4/30/2024	3/7/2022	10,000,000	9,966,439
5,000,000	Way.com, Inc.[1,2]	12.00%	9/6/2023	3/1/2023	4,972,283	4,972,283
					245,729,501	247,112,592

	Equipment Leasing - 27.0%
134370	231 Auto Exchange, Inc.[1,2]	12.50%	6/30/2025	4/12/2023	134,370	134,370
951,608	Amalgamated Energy Assets, LLC[1,2]	12.50%	3/1/2025	2/9/2023	951,608	951,608
412,200	American Freight Express, Inc.[1,2]	12.50%	7/1/2025	3/10/2023	412,200	412,200
2,429,335	Applied Machinery Rentals, LLC[1,2]	12.50%	4/1/2025	1/12/2023	2,429,335	2,429,335
2,120,850	Arcade Silverado JV LLC[1,2]	12.50%	12/1/2025	5/9/2023	2,120,850	2,120,850
377,029	ARX, Accurate RX Specialty Pharmacy Corp.[1,2]	12.50%	1/1/2025	6/3/2022	377,029	377,029
903,798	ARX, Accurate RX Specialty Pharmacy Corp.[1,2]	12.50%	7/1/2025	12/9/2022	903,798	903,798
797,258	Astics Inc.[1,2]	12.50%	4/1/2025	1/25/2023	797,258	797,258
1,063,033	Avensis Energy Services, LLC[1,2]	12.50%	3/31/2025	9/13/2022	1,063,033	1,063,033
92,253	Bald Birds Brewing Company, LLC[1,2]	12.50%	10/1/2025	6/12/2023	92,253	92,253
922,236	Bay Minette Energy LLC[1,2]	14.50%	11/24/2024	5/27/2022	922,236	922,236
1,201,436	Blew Bayou Services LLC[1,2]	14.50%	5/1/2025	10/28/2022	1,201,436	1,201,436
1,974,865	Bohme, LLC[1,2]	14.50%	9/30/2024	9/28/2022	1,974,865	1,974,865
1,805,507	Bohme, LLC[1,2]	14.50%	3/1/2025	2/17/2023	1,805,507	1,805,507
3,109,302	Broadband Infrastructure, Inc.[1,2]	14.50%	10/1/2025	3/30/2023	3,109,302	3,109,302
258,399	Carepoint Health Management Associates, LLC[1,2]	14.50%	1/1/2024	12/2/2020	258,399	258,399
2,586,494	Carnaby Inventory I, LLC[1,2]	14.50%	8/31/2024	2/23/2022	2,586,494	2,586,494
2,586,494	Carnaby Inventory I, LLC[1,2]	14.50%	8/31/2024	2/23/2022	2,586,494	2,586,494
14,245,863	Carnaby Inventory IV, LLC[1,2]	12.00%	12/31/2024	6/30/2022	14,245,863	14,245,863
250,000	Creating Technology Solutions[1,2]	12.50%	7/1/2025	5/26/2023	250,000	250,000
381,001	Envelope 1, Inc. and E1 Digital Direct, Inc.[1,2]	12.50%	1/1/2025	5/11/2022	381,001	381,001
131,915	Firstronic, LLC[1,2]	12.00%	11/1/2023	10/15/2020	131,915	131,915
661,138	Firstronic, LLC[1,2]	12.00%	9/30/2024	9/21/2021	661,138	661,138

Keystone Private Income Fund

Schedule of Investments

June 30, 2023 (Unaudited) (continued)

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 100.9% (continued)
	Equipment Leasing - 27.0% (continued)
$8,794,233	FPL Food LLC[1,2]	11.00%	12/31/2025	1/6/2022	$8,794,233	$8,794,233
4,550,285	Future Legends, LLC[1,2]	14.50%	9/1/2025	2/27/2023	4,550,285	4,550,285
725,322	Innotec, Corp.[1,2]	12.50%	7/1/2025	12/30/2022	725,322	725,322
843,618	J Jets, Inc.[1,2]	12.50%	4/30/2025	4/8/2022	843,618	843,618
102,478	Kitchens Lumber Company LLC[1,2]	12.50%	4/18/2024	4/1/2022	102,478	102,478
898,849	KVJ Properties, Inc.[1,2]	14.50%	1/1/2025	12/4/2020	898,849	898,849
2,959,286	KVJ Properties, Inc.[1,2]	12.50%	8/31/2025	2/25/2022	2,959,286	2,959,286
185,817	Lux Vending, LLC[1,2]	14.50%	1/1/2024	4/16/2021	185,817	185,817
2,524,245	MC Test Service, Inc.[1,2]	12.00%	5/31/2024	5/3/2021	2,524,245	2,524,245
6,352,511	MC Test Service, Inc.[1,2]	12.00%	1/31/2025	1/25/2022	6,352,511	6,352,511
132,924	Metalogic Inspection Services, LLC[1,2]	14.50%	10/1/2023	3/15/2021	132,924	132,924
346,831	Metalogic Inspection Services, LLC[1,2]	14.50%	2/28/2024	8/9/2021	346,831	346,831
3,928,006	Navajo Transitional Energy Company, LLC[1,2]	9.50%	1/1/2026	12/9/2022	3,928,006	3,928,006
500,000	Nodal Power, Inc.[1,2]	12.50%	7/1/2025	6/23/2023	500,000	500,000
933,262	NWC Services LLC	14.50%	11/1/2025	10/20/2022	933,262	933,262
2,932,080	Onset Financial, Inc.[1,2]	14.50%	5/31/2026	12/11/2020	2,932,080	2,941,190
10,000,000	Onset Financial, Inc.[1,2,9]	10.74% (SOFR + 7.75%)	3/31/2029	9/26/2022	10,000,000	10,404,074
7,438,423	Onset Financial, Inc. Progress Funding Line[1,2]	14.00%	9/30/2025	10/4/2022	7,438,423	7,704,730
4,478,126	Orbital Power, Inc.[1,2]	12.00%	4/1/2024	3/31/2021	4,478,126	4,478,126
2,499,989	Orbital Power, Inc.[1,2]	12.00%	7/31/2024	8/17/2021	2,499,989	2,499,989
1,232,117	Orbital Power, Inc.[1,2]	12.00%	1/31/2024	7/23/2021	1,232,117	1,232,117
706,233	Petroleum Distribution Transportation, LLC[1,2]	12.50%	3/31/2025	9/27/2022	706,233	706,233
230,357	Pierce Powerline Co., LLC[1,2]	12.50%	3/31/2025	9/16/2022	230,357	230,357
27,410	Raw Farm, LLC[1,2]	12.50%	6/29/2024	4/1/2022	27,410	27,410
725,945	RK Pharma Inc.[1,2]	14.50%	2/28/2024	2/2/2022	725,945	725,945
2,119,875	RK Pharma Inc.[1,2]	14.50%	3/31/2024	3/9/2022	2,119,875	2,119,875
607,776	RK Pharma Inc.[1,2]	14.50%	9/30/2024	9/1/2022	607,776	607,776
2,008,709	Rokstad Power (East), Inc.[1,2]	10.50%	3/31/2026	3/1/2022	2,008,709	2,008,709
1,841,317	Rokstad Power (East), Inc.[1,2]	10.50%	3/31/2026	3/1/2022	1,841,317	1,841,317
1,977,683	Saint Jean Industries, Inc.[1,2]	14.50%	6/30/2024	12/30/2021	1,977,683	1,977,683
3,562,741	SandP Solutions, LLC DBA Bitcoin of America[1,2]	12.50%	7/31/2025	7/28/2022	3,562,741	3,562,741
2,229,167	Steelman Aviation, Inc.[1,2]	14.50%	12/31/2023	12/13/2021	2,229,167	2,229,167
4,526,050	Steelman Aviation, Inc.[1,2]	12.00%	11/1/2024	10/13/2022	4,526,050	4,526,050
636,164	Sun-Tech Leasing of Texas, L.P.[1,2]	12.00%	10/1/2025	9/18/2020	636,164	636,164
909,276	Sun-Tech Leasing of Texas, L.P.[1,2]	12.00%	7/31/2024	8/25/2021	909,276	909,276
1,591,079	Sun-Tech Leasing of Texas, L.P.[1,2]	12.00%	7/1/2026	11/15/2022	1,591,079	1,591,079
6,946,265	Sustainable Green Team[1,2]	14.50%	2/28/2025	8/19/2022	6,946,265	6,946,265
4,187,183	TrialAssure Inc.[1,2]	12.00%	9/30/2024	3/22/2022	4,187,183	4,187,183
9,088,044	Trico Products Corporation[1,2]	12.50%	10/31/2024	4/22/2021	9,088,044	9,088,044
14,977,010	Trico Products Corporation[1,2]	12.50%	10/31/2024	4/12/2021	14,977,010	14,977,010
26,293,479	Trico Products Corporation[1,2]	12.50%	12/31/2025	6/30/2022	26,293,479	26,293,452
2,957,298	Trico Products Corporation[1,2]	12.50%	12/1/2025	5/5/2023	2,957,298	2,957,298
516,013	Trico Products Corporation[1,2]	12.50%	4/1/2026	6/27/2023	516,013	516,013
1,444,491	Trucka Leasing, LLC[1,2]	12.50%	10/1/2025	3/6/2023	1,444,491	1,444,491
1,230,905	TuffStuff Fitness International, Inc.[1,2]	12.50%	3/1/2025	1/24/2023	1,230,905	1,230,905
13,699,554	United Auto Supply of Syracuse, West, Inc.[1,2]	12.00%	12/31/2025	6/30/2022	13,699,554	13,699,554
6,135,255	United Auto Supply of Syracuse, West, Inc.[1,2]	12.00%	12/31/2025	6/30/2022	6,135,255	6,135,255
221,137	Vensure Employer Services, Inc.[1,2]	14.50%	1/31/2024	7/16/2021	221,137	221,137

Keystone Private Income Fund

Schedule of Investments

June 30, 2023 (Unaudited) (continued)

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 100.9% (continued)
	Equipment Leasing - 27.0% continued)
$1,308,769	Vensure Employer Services, Inc.[1,2]	14.50%	12/1/2023	5/18/2021	$1,308,769	$1,308,769
2,402,820	Vensure Employer Services, Inc.[1,2]	14.50%	7/31/2024	1/14/2022	2,402,820	2,402,820
2,893,456	Vensure Employer Services, Inc.[1,2]	14.50%	11/13/2024	5/13/2022	2,893,456	2,893,456
10,702,674	Vensure Employer Services, Inc.[1,2]	14.50%	12/31/2024	6/1/2022	10,702,674	10,702,674
4,206,683	Vensure Employer Services, Inc.[1,2]	14.50%	2/28/2025	8/2/2022	4,206,683	4,206,683
4,653,341	Vensure Employer Services, Inc.[1,2]	14.50%	7/1/2025	11/3/2022	4,653,341	4,653,341
566,936	Vensure Employer Services, Inc.[1,2]	14.50%	7/1/2025	12/22/2022	566,936	566,936
4,817,915	Vensure Employer Services, Inc.[1,2]	14.50%	9/1/2025	1/24/2023	4,817,915	4,817,915
2,547,364	Vensure Employer Services, Inc.[1,2]	14.50%	12/1/2025	5/5/2023	2,547,364	2,547,364
					247,251,160	247,930,624

	Financial Assets - 18.0%
9,429,828	CapitalPlus Construction Services, LLC[1,2,8]	12.00%	10/1/2023	9/2/2020	9,429,828	2,831,053
7,414,144	CapitalPlus Supply Chain Partners, LLC[1,2]	12.00%	7/31/2024	8/31/2021	7,414,145	7,205,694
40,600,000	Cocolalla, LLC[1,2]	14.00%	3/27/2026	3/16/2023	40,052,507	40,052,507
4,379,294	Coign CC Account SPV, LLC[1,2,9]	14.50% (Prime (rate cap of 6.00%)+ 8.50%)	4/12/2024	10/12/2022	4,334,412	4,403,991
17,621,381	DNF Associates, LLC[1,2]	12.75%	11/1/2027	12/28/2020	17,528,841	17,465,935
8,367,127	Elevation Capital Group, LLC[1,2]	12.50%	8/1/2024	12/30/2021	8,367,127	8,244,603
791,735	ERC Advance Funding, LLC[1,2,9]	14.99% (SOFR + 10.00%)	4/15/2026	6/21/2023	420,375	420,375
10,000,000	Kensington Private Equity Fund[1,2,9]	11.84% (SOFR +7.00%)	3/28/2026	3/28/2023	9,908,660	9,908,660
10,000,000	Leyline Renewable Capital, LLC[1,2]	14.00%	11/26/2024	5/26/2023	10,000,000	10,000,000
21,140,304	Lienstar LLC[1,2,4,9]	14.11% PIK (Prime + 6.00%)	3/13/2025	3/13/2023	20,959,157	20,959,157
78,749	Propel Holdings, Inc.[1,2]	13.60%	6/8/2026	6/8/2023	78,749	78,749
1,213,676	Rely Credit Funding -1 SPV, LLC[1,2]	13.47%	11/18/2026	5/18/2023	1,141,253	1,141,253
9,962,880	Simply Funding SPV, LLC[1,2]	13.50%	12/31/2024	6/23/2021	9,962,880	9,870,869
324,456	Sprout Funding SPV II, LLC[1,2]	13.00%	2/23/2024	2/24/2021	282,642	282,642
1,520,945	Triton Credit Funding SPV, LLC[1,2]	13.00%	3/28/2026	9/2/2020	1,473,326	1,473,326
30,956,710	Viva Funding SPV, LLC[1,2]	13.00%	3/31/2026	12/23/2020	30,526,703	30,935,681
					171,880,605	165,274,495

	Specialty Real Estate Finance - 29.0%
7,420,248	1413 Calle Joaquin SLO, LLC[1,2,4]	8.00% PIK	4/1/2024	5/16/2022	7,293,530	7,289,752
3,323,171	517 Grand Canyon, LLC[1,2,4]	10.50% PIK	4/17/2024	4/17/2023	3,159,699	3,159,699
5,281,789	750 Main Street LP1,2,4	9.69% PIK	2/6/2024	5/9/2022	5,213,681	5,212,417
434,149	Ashton Oak Homes (Black Locust), LLC[1,2,4,9]	11.08% PIK (Prime + 3.00%)	3/23/2025	3/23/2023	65,193	65,193
2,457,289	Atomic Orchard Experiment, LLC[1,2,4]	9.75% PIK	4/10/2024	11/10/2022	2,366,302	2,366,302
11,121,142	Capital Miller Pref NewCo, LLC,[1,2,4]	14.00% PIK	12/5/2027	12/5/2022	11,121,142	11,027,007
3,718,477	Cartier Industrial Center LLC[1,2,4]	7.95% PIK	10/24/2023	5/25/2022	3,684,702	3,639,692
9,019,378	CC Development LP Series I, LLC[1,2,4]	9.95% PIK	11/18/2023	11/18/2021	8,941,496	8,880,570
1,500,739	CC Development LP Series III, LLC[1,2,4]	10.45% PIK	2/3/2025	2/2/2023	1,428,915	1,428,915
4,639,928	Chesapeake Pines VA, LLC[1,2,4]	12.50% PIK	1/19/2025	1/19/2022	4,605,796	4,468,661
1,139,733	Cheyenne Industrial Partners, LLC,[1,2,4]	9.00% PIK	12/20/2023	12/19/2022	1,092,287	1,092,287
2,943,902	Circolo Villas, LLC[1,2]	13.00%	6/30/2023	10/13/2021	2,943,902	2,943,902
446,515	Corta Stevens Point, LLC[1,2,4]	9.00% PIK	4/12/2024	4/13/2023	353,763	353,763
5,345,141	Endeavor Investments IX, LLC[1,2,4]	10.50% PIK	11/12/2025	9/15/2022	5,298,350	5,258,882
4,343,051	Endeavor Investments V, LLC[1,2,4]	10.50% PIK	8/24/2025	2/23/2022	4,310,160	4,184,979
3,774,261	Endeavor Investments VIII, LLC[1,2,4]	10.50% PIK	8/4/2025	2/4/2022	3,745,899	3,636,382
5,086,294	Endeavor Investments X, LLC[1,2,4]	10.50% PIK	1/1/2027	12/15/2021	5,047,911	4,890,381
3,517,514	ETV Holdings, LLC[1,2,4]	10.50% PIK	7/12/2023	7/14/2021	3,501,245	3,501,245
2,974,605	Fruition California Holdings LLC[1,2,4]	11.49% PIK	12/30/2023	12/30/2021	2,955,830	2,955,830
1,867,800	Galaxy Management Company, LLC[1,2,3]	14.00%	9/25/2023	11/18/2020	1,863,583	1,863,583
636,855	Gilroy Partners, LLC[1,2,4]	9.00% PIK	3/15/2024	12/15/2022	609,750	609,750

Keystone Private Income Fund

Schedule of Investments

June 30, 2023 (Unaudited) (continued)

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 100.9% (continued)
	Specialty Real Estate Finance - 29.0%(continued)
$13,427,358	Grind Ventures, LLC[1,2,4]	9.65% PIK	10/2/2023	10/20/2021	$13,319,708	$13,502,383
53,532	HD Post Buffalo, LLC[1,2,4]	9.95% PIK	6/6/2024	12/7/2022	21,704	21,704
770,693	Justus at Promenade Senior, LLC[1,2]	10.30% PIK	6/16/2025	3/15/2023	114,821	114,821
1,331,958	Lex Apartments 102B, LLC[1,2,4]	9.95% PIK	9/9/2024	9/9/2022	1,261,214	1,261,214
16,046,324	Lex Apartments, LLC[1,2,4]	10.50% PIK	8/31/2024	8/31/2022	15,919,736	15,978,819
5,140,952	MAP Logistics Center Lot 33, LLC[1,2]	10.95%	6/17/2025	6/13/2022	5,114,913	5,245,472
12,597,741	MC Oslo Aurora, LLC[1,2,4]	11.25% PIK	10/11/2023	7/11/2022	12,531,902	12,530,420
3,321,713	MC Oslo Hermitage, LLC[1,2,4]	13.00% PIK	6/1/2025	5/19/2022	3,296,570	3,321,735
2,403,114	MC Oslo SFM Two, LLC[1,2,4]	13.00% PIK	6/1/2025	5/19/2022	2,387,400	2,387,400
7,700,620	MC Oslo SFQ, LLC[1,2,4]	11.25% PIK	10/11/2023	7/11/2022	7,644,333	7,712,309
10,384,339	MC Rye Katy, LLC[1,2,4]	10.25% PIK	8/9/2025	8/10/2022	10,384,339	10,445,230
8,703,543	MC Rye Northwest, LLC[1,2,4]	10.25% PIK	8/9/2025	8/9/2022	8,703,543	8,755,292
10,156,760	MC Rye Westchase, LLC[1,2,4]	10.25% PIK	8/9/2025	8/9/2022	10,156,760	10,180,512
8,767,845	Meridian Hotel Holdings, LLC[1,2,4]	7.90%	6/1/2024	6/21/2021	8,712,598	8,684,724
3,829,910	MLab International, LLC[1,2,4]	9.25% PIK	1/30/2024	7/22/2022	3,760,900	3,760,900
5,981,406	Nancy Jay Industrial Center, LLC[1,2,4]	12.00% PIK	6/3/2024	6/3/2022	5,981,406	5,919,425
2,862,289	Olympus Bluffs 4, LLC[1,2,4]	11.95% PIK	9/9/2025	9/9/2022	2,838,095	2,838,095
2,000,580	Olympus Palms 1, LLC[1,2,4]	12.50% PIK	6/30/2025	7/1/2022	1,984,113	1,984,113
1,490,865	Olympus Palms 3, LLC[1,2,4]	11.95% PIK	8/3/2025	8/3/2022	1,481,455	1,481,455
8,812,125	Olympus Palms 4, LLC[1,2]	9.99%	10/4/2023	10/4/2022	8,765,648	8,781,282
7,979,369	Olympus Palms 5, LLC[1,2]	9.99%	10/4/2023	10/4/2022	7,937,284	7,918,696
8,355,000	Olympus Palms 6, LLC[1,2]	9.99%	10/4/2023	10/4/2022	8,310,934	8,291,471
6,203,000	Olympus Peaks 1, LLC[1,2]	9.99%	9/29/2023	9/29/2022	6,171,640	6,159,081
3,270,836	Olympus Pines FF Wash, LLC[1,2,4]	12.50% PIK	7/15/2024	7/15/2021	3,250,455	3,250,455
1,043,960	Pierce Street Holdings LLC[1,2,4]	9.75% PIK	9/15/2023	3/15/2022	1,028,211	1,028,211
1,806,571	SAG El Camino, LLC[1,2,4]	9.95% PIK	8/11/2023	2/11/2022	1,794,959	1,794,959
702,240	Salinas Rossi Partners, LLC[1,2]	9.00% PIK	3/15/2024	12/15/2022	658,323	658,323
979,823	San Antonio Partners, LLC[1,2,4]	9.00% PIK	3/15/2024	12/15/2022	911,716	911,716
1,973,797	Sonora Plum Industrial Partners, LLC[1,2,4]	9.00% PIK	3/15/2024	12/15/2022	1,955,736	1,955,736
3,578,511	VG Burlington Storage LLC[1,2,4]	9.25%	10/4/2023	5/4/2022	3,552,152	3,552,152
12,976,794	Vivo Living Durham LLC[1,2,4]	9.50% PIK	10/14/2023	10/14/2022	12,872,533	12,836,335
12,540,889	Vivo Living Raleigh 1 LLC[1,2,4]	9.50% PIK	11/18/2023	11/18/2022	12,423,388	12,345,359
100,000	West Jordan Hotel Holdings, LLC[1,2,4]	12.00% PIK	6/20/2025	6/20/2023	99,017	99,017
3,091,335	Zoe Lakeview, LLC[1,2,11]	10.45% PIK	11/21/2024	11/22/2022	2,766,917	2,766,917
					267,717,559	267,304,925
	Total Private Credit				932,578,825	927,622,636

Keystone Private Income Fund

Schedule of Investments

June 30, 2023 (Unaudited) (continued)

				Original
Principal			Maturity	Acquisition
Shares		Coupon Rate	Date	Date	Cost	Fair Value
	Private Investment Funds - 1.3%
N/A	Structural Keystone VL LLC - Series KS Manscaped[1,2,5]		12/24/2024	12/17/2021	11,664,078	11,694,940
	Total Private Investment Funds				11,664,078	11,694,940
	Warrants - 0.0%
$73,274	Sovrn Holdings, Inc[1,2,5]				$-	$-

	Short-Term Investments - 0.0%
3,589	Fidelity Investments Money Market Government Portfolio - Institutional Class	4.92%[7]			3,589	3,589

	Total Investments - 102.2%⁶				$944,246,492	$939,321,165
	Liabilities in excess of other assets - (2.2%)					(19,793,625)
	Net Assets - 100%					$919,527,540

[1]	Restricted security. The total value of these securities is $939,317,576, which represents 102.2% of total net assets of the Fund.

[2]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $939,317,576, which represents 102.2% of total net assets of the Fund.

[3]	This investment was made through a participation.

[4]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

[5]	The single purpose investment fund’s strategy is to invest in only one isolated and preidentified secured credit investment with no discretion for any other additional investments beyond this single purpose holding for which the single purpose investment fund was formed. The single purpose investment fund shall continue until the one holding is realized in full. Given the single purpose nature of the investment holding, there is no redemption of any portion of the Fund’s investment prior to the realization in full of the underlying single investment.

[6]	Entire portfolio is pledged as collateral for line of credit.

[7]	The rate is the annualized seven-day yield at period end.

[8]	In default.

[9]	Variable rate.

Keystone Private Income Fund

Notes to Schedule of Investments

June 30, 2023 (Unaudited)

Note 1 - Valuation of Investments

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and appointed a separate valuation committee (the “Valuation Committee”). The Board has delegated the day-to-day responsibility for determining the fair valuation of the Fund’s investments to the Investment Manager, subject to the oversight of the Valuation Committee. The Investment Manager oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Committee or Investment Manager regarding appropriate valuations should prove incorrect.

The Fund expects that it will hold a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Investment Manager may determine that cost best approximates the fair value of the particular investment.

Note 2 – Fair Value Measurements and Disclosure

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of June 30, 2023:

Investments	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$927,622,636	$927,622,636
Private Investment Funds	—	—	11,694,940	11,694,940
Warrants	—	—	—	—
Short-Term Investments	3,589	—	—	3,589
Total Investments, at fair value	$3,589	$—	$939,317,576	$939,321,165

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2023:

	Private Credit	Private Investment Funds	Warrants
Balance as of October 1, 2022	$755,752,353	$13,933,504	$—
Transfers In	—	—	—
Transfers Out	—	—	—
Purchases	521,209,613	—	—
Sales	—	—	—
Principal reductions received	(344,383,141)	(2,269,426)	—
Realized gains (losses)	—	—	—
Change in unrealized appreciation (depreciation)	(4,956,189)	30,862	—
Balance as of June 30, 2023	$927,622,636	$11,694,940	—

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of June 30, 2023.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Credit	$927,622,636	Discounted Cash Flow	Discount Rate	8.7%-21.1%
Private Investment Funds	11,694,940	Discounted Cash Flow	Discount Rate	16.0%
Warrants	—	Cost	Price	N/A